EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of equipment [Table Text Block]
	December 31, 2024
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,282,277	$1,987,020	$295,257
Vehicles	841,485	689,326	152,159
	$3,123,762	$2,676,346	$447,416
	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value

Exploration equipment	$2,282,277	$1,909,186	$373,091
Vehicles	800,628	630,522	170,106
	$3,082,905	$2,539,708	$543,197